Statutory Reserve Appropriation for former PRC Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
Statutory Reserve Appropriation for former PRC Subsidiaries
Statutory Reserve Appropriation for former PRC Subsidiaries	10.00%